Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit/(loss) for the year	$ 634,087	$ (210,948)	$ 349,659
Adjustments:
Depreciation and amortization	93,437	90,939	62,876
Financing expenses, net	68,313	26,972	5,711
Share in profit of OPC's equity-accounted investees, net	(44,825)	(65,566)	(85,149)
(Profit)/loss for the year from divestment of ZIM	(581,315)	266,906	(305,376)
Gain on loss of control in the CPV Renewable	(69,307)	0	0
Share-based payments	9,697	(1,547)	18,855
Other expenses, net	15,056	4,461	0
Income taxes	40,552	25,199	37,980
Total adjustments	165,695	136,416	84,556
Change in trade and other receivables	(17,013)	(2,932)	(28,819)
Change in trade and other payables	4,742	(9,514)	(10,100)
Cash generated from operating activities	153,424	123,970	45,637
- ZIM	66,266	151,048	727,309
- OPC’s equity-accounted investees	63,587	3,624	0
Income taxes paid, net	(18,196)	(1,854)	(1,565)
Net cash provided by operating activities	265,081	276,788	771,381
Cash flows from investing activities
Short-term deposits and restricted cash, net	(2,211)	49,827	(46,266)
Short-term collaterals deposits, net	3,570	29,864	(19,180)
Investment in long-term deposits, net	0	154	12,750
Investments in equity-accounted investees, less cash acquired	(201,156)	(7,619)	(2,932)
Acquisition of subsidiary, less cash acquired	0	(327,108)	0
Acquisition of property, plant and equipment, intangible assets and payment of long-term advance deposits and prepaid expenses	(340,667)	(332,117)	(281,286)
Proceeds from sales of interest in ZIM	500,995	0	463,549
Proceeds from gain on loss of control in the CPV Renewable	35,692	0	0
Proceeds from distribution from equity-accounted investees	25,512	3,000	4,444
Proceeds from sale of subsidiary, net of cash disposed off	2,625	2,000	0
Proceeds from sale of other investments	82,496	193,698	308,829
Purchase of other investments	0	(50,000)	(650,777)
Long-term loan to an associate	0	(23,950)	0
Interest received	27,584	27,968	6,082
Proceeds from transactions in derivatives, net	1,412	2,047	1,349
Net cash provided by/(used in) investing activities	135,852	(432,236)	(203,438)
Cash flows from financing activities
Repayment of long-term loans, debentures and lease liabilities	(531,055)	(167,769)	(55,762)
(Repayment of)/proceeds from short-term credit from banks and others, net	(55,273)	62,187	0
Proceeds from Veridis transaction	0	129,181	0
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	99,064	0	193,148
Investments from holders of non-controlling interests in equity of subsidiary	48,724	63,878	36,725
Tax Equity Investment	40,863	82,405	0
Receipt of long-term loans, net	532,019	371,939	99,486
Proceeds from/(payment of) derivative financial instruments, net	2,105	2,385	(923)
Repurchase of own shares	(10,715)	(28,130)	0
Cash distribution and dividends paid	(200,551)	(150,362)	(740,922)
Proceeds from issuance of debentures, less issuance expenses	52,349	0	0
Interest paid	(61,615)	(41,135)	(25,428)
Net cash (used in)/provided by financing activities	(84,085)	324,579	(493,676)
Increase in cash and cash equivalents	316,848	169,131	74,267
Cash and cash equivalents at beginning of the year	696,838	535,171	474,544
Effect of exchange rate fluctuations on balances of cash and cash equivalents	2,165	(7,464)	(13,640)
Cash and cash equivalents at end of the year	$ 1,015,851	$ 696,838	$ 535,171